Operating Costs and Expenses - Schedule of Other Operating Expenses (Revenues), Net (Parenthetical) (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Wrote off of financial asset	R$ 172		R$ 172
Sale of investments		319	R$ 52
Baguari Energia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of investments		261
Retiro Baixo [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of investments		27
M E S A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of investments		R$ 31